Schedule of Investments (unaudited)	iShares® Global Healthcare ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Cochlear Ltd.	41,621	$5,748,167
CSL Ltd.	303,553	59,191,056
Ramsay Health Care Ltd.	117,381	5,154,328
Sonic Healthcare Ltd.	300,816	6,121,914
		76,215,465
Belgium — 0.4%
Argenx SE(a)	34,644	13,005,554
UCB SA	79,582	6,270,540
		19,276,094
Brazil — 0.1%
Rede D'Or Sao Luiz SA(b)	470,900	2,630,505

China — 0.4%
Wuxi Biologics Cayman Inc., New(a)(b)	2,238,500	16,954,186

Denmark — 3.8%
Coloplast A/S, Class B	74,584	8,737,712
Genmab A/S(a)	41,223	17,428,870
GN Store Nord A/S	88,938	2,053,282
Novo Nordisk A/S, Class B	1,031,122	140,042,414
		168,262,278
France — 2.6%
EssilorLuxottica SA	191,519	34,652,099
Eurofins Scientific SE(c)	81,127	5,824,767
Sanofi	726,064	70,011,832
Sartorius Stedim Biotech	15,062	4,894,667
		115,383,365
Germany — 1.7%
Bayer AG, Registered	618,432	31,830,725
Fresenius Medical Care AG & Co. KGaA	126,844	4,143,044
Fresenius SE & Co. KGaA	257,691	7,197,795
Merck KGaA	80,967	15,621,791
QIAGEN NV(a)	145,767	7,327,780
Siemens Healthineers AG(b)	177,253	8,841,662
		74,962,797
Japan — 4.5%
Astellas Pharma Inc.	1,152,375	17,522,586
Chugai Pharmaceutical Co. Ltd.	397,500	10,138,933
Daiichi Sankyo Co.Ltd.	1,225,400	39,441,570
Eisai Co. Ltd.	186,500	12,300,054
Hoya Corp.	224,800	21,531,008
M3 Inc.	269,100	7,309,644
Olympus Corp.	803,700	14,175,324
Ono Pharmaceutical Co. Ltd.	295,900	6,916,241
Otsuka Holdings Co. Ltd.	348,600	11,368,800
Shionogi & Co. Ltd.	178,300	8,895,943
Sysmex Corp.	106,000	6,399,281
Takeda Pharmaceutical Co. Ltd.	995,892	31,118,309
Terumo Corp.	477,900	13,548,740
		200,666,433
Netherlands — 0.2%
Koninklijke Philips NV	563,465	8,478,576

South Korea — 0.2%
Celltrion Inc.	67,510	8,616,339

Spain — 0.0%
Grifols SA(a)(c)	192,675	2,225,090
Security	Shares	Value

Sweden — 0.1%
Getinge AB, Class B	139,192	$2,893,884

Switzerland — 7.7%
Alcon Inc.	313,425	21,506,895
Lonza Group AG, Registered	46,606	22,877,739
Novartis AG, Registered	1,513,135	136,934,811
Roche Holding AG, Bearer	16,764	6,495,984
Roche Holding AG, NVS	442,261	138,974,918
Sonova Holding AG, Registered	33,379	7,927,465
Straumann Holding AG	73,079	8,380,050
		343,097,862
United Kingdom — 4.1%
AstraZeneca PLC	975,399	131,990,360
GSK PLC	2,522,617	43,598,980
Smith & Nephew PLC	554,250	7,401,908
		182,991,248
United States — 72.1%
Abbott Laboratories	1,096,303	120,363,106
AbbVie Inc.	1,113,254	179,912,979
Agilent Technologies Inc.	187,384	28,042,016
Align Technology Inc.(a)	45,792	9,657,533
AmerisourceBergen Corp.	101,293	16,785,263
Amgen Inc.	335,886	88,217,099
Baxter International Inc.	314,385	16,024,203
Becton Dickinson and Co.	179,527	45,653,716
Biogen Inc.(a)	90,979	25,193,905
Bio-Rad Laboratories Inc., Class A(a)(c)	13,481	5,668,626
Bio-Techne Corp.(c)	98,062	8,127,379
Boston Scientific Corp.(a)	896,543	41,483,045
Bristol-Myers Squibb Co.	1,338,411	96,298,671
Cardinal Health Inc.	170,013	13,068,899
Catalent Inc.(a)	112,744	5,074,607
Centene Corp.(a)	358,308	29,384,839
Charles River Laboratories International Inc.(a)	31,974	6,967,135
Cigna Corp.	192,461	63,770,028
Cooper Companies Inc. (The)(c)	30,967	10,239,858
CVS Health Corp.	822,169	76,617,929
Danaher Corp.	412,424	109,465,578
DaVita Inc.(a)(c)	34,712	2,591,945
DENTSPLY SIRONA Inc.	135,638	4,318,714
Dexcom Inc.(a)	246,180	27,877,423
Edwards Lifesciences Corp.(a)	388,288	28,970,168
Elevance Health Inc.	150,054	76,973,200
Eli Lilly & Co.	496,452	181,622,000
Gilead Sciences Inc.	789,542	67,782,181
HCA Healthcare Inc.	134,891	32,368,444
Henry Schein Inc.(a)	84,890	6,780,164
Hologic Inc.(a)(c)	155,993	11,669,836
Humana Inc.	79,210	40,570,570
IDEXX Laboratories Inc.(a)	52,100	21,254,716
Illumina Inc.(a)(c)	99,018	20,021,440
Incyte Corp.(a)	115,161	9,249,731
Intuitive Surgical Inc.(a)	223,406	59,280,782
IQVIA Holdings Inc.(a)	116,938	23,959,427
Johnson & Johnson	1,645,810	290,732,336
Laboratory Corp. of America Holdings	56,385	13,277,540
McKesson Corp.	90,001	33,761,175
Medtronic PLC	836,697	65,028,091
Merck & Co. Inc.	1,596,026	177,079,085
Mettler-Toledo International Inc.(a)	14,066	20,331,700

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Moderna Inc.(a)	207,370	$37,247,799
Molina Healthcare Inc.(a)	36,465	12,041,472
Organon & Co.	160,134	4,472,543
PerkinElmer Inc.	79,303	11,119,867
Pfizer Inc.	3,533,569	181,060,076
Quest Diagnostics Inc.	73,374	11,478,629
Regeneron Pharmaceuticals Inc.(a)	67,408	48,634,198
ResMed Inc.	91,872	19,121,319
STERIS PLC	62,842	11,606,289
Stryker Corp.	212,014	51,835,303
Teleflex Inc.	29,534	7,372,572
Thermo Fisher Scientific Inc.	246,886	135,957,651
UnitedHealth Group Inc.	588,168	311,834,910
Universal Health Services Inc., Class B	41,579	5,858,065
Vertex Pharmaceuticals Inc.(a)	161,585	46,662,516
Viatris Inc.	763,674	8,499,692
Waters Corp.(a)	37,557	12,866,277
West Pharmaceutical Services Inc.	46,171	10,866,345
Zimmer Biomet Holdings Inc.	131,736	16,796,340
Zoetis Inc.	293,653	43,034,847
		3,199,883,792
Total Common Stocks — 99.6%
(Cost: $3,679,048,340)		4,422,537,914

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	16,806	6,636,279

Total Preferred Stocks — 0.1%
(Cost: $5,913,241)		6,636,279

Total Long-Term Investments — 99.7%
(Cost: $3,684,961,581)		4,429,174,193
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	21,467,097	$21,473,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	4,770,000	4,770,000

Total Short-Term Securities — 0.6%
(Cost: $26,236,985)		26,243,537

Total Investments — 100.3%
(Cost: $3,711,198,566)		4,455,417,730

Liabilities in Excess of Other Assets — (0.3)%		(15,296,500)

Net Assets — 100.0%		$4,440,121,230

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,065,148	$15,396,388	(a)	$—		$6,660	$5,341	$21,473,537	21,467,097	$23,400	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,860,000	—		(90,000	)(a)	—	—	4,770,000	4,770,000	87,833		4
						$6,660	$5,341	$26,243,537		$111,233		$4

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
December 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Health Care Sector Index	70	03/17/23	$9,676	$(284,626)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,199,883,792	$1,222,654,122	$—	$4,422,537,914
Preferred Stocks	—	6,636,279	—	6,636,279
Money Market Funds	26,243,537	—	—	26,243,537
	$3,226,127,329	$1,229,290,401	$—	$4,455,417,730
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(284,626)	$—	$—	$(284,626)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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